Provisions for legal proceedings, judicial deposits and contingent liabilities (Details 4) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total	$ 49,171	$ 38,869
Tax contingent liability [member]
IfrsStatementLineItems [Line Items]
Total	32,094	24,785
Labor related contingent liability [member]
IfrsStatementLineItems [Line Items]
Total	8,272	7,172
Civil related contingent liability [member]
IfrsStatementLineItems [Line Items]
Total	7,548	5,720
Civil related environmental contingent liability [member]
IfrsStatementLineItems [Line Items]
Total	$ 1,257	$ 1,192